FINANCIAL STATEMENTS SCHEDULE I - CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income	¥ 472,086	$ 74,081	¥ 252,883	¥ 527,747
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	15,674	2,460	23,158	17,710
Impairment of short-term investment			67,169
Changes in operating assets and liabilities:
Amount due from/to related parties	(35,245)	(5,531)	10,039	10,100
Prepaid expenses and other current assets	(5,822)	(914)	26,538	(35,186)
Accrued expenses and other current liabilities	54,898	8,615	(87,751)	47,692
Net cash (used in) provided by operating activities	184,540	28,959	(35,505)	26,291
Cash flows from investing activities
Loans to related parties	(203,146)	(31,878)	79	(123,947)
Purchase of short-term investment				(71,477)
Net cash (used in) provided by investing activities	(126,222)	(19,807)	33,226	(234,178)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares				243,629
Proceeds from exercise of options	7,352	1,154	6,982
Net cash provided by financing activities	9,938	1,560	10,595	244,674
Net change in cash, cash equivalents and restricted cash	65,247	10,238	(2,829)	39,208
Cash, cash equivalents and restricted cash at beginning of the year	119,320	18,724	122,149	82,941
Cash, cash equivalents and restricted cash at end of the year	184,567	28,962	119,320	122,149
Parent Company
Cash flows from operating activities
Net income	472,086	74,081	252,883	527,747
Adjustments to reconcile net income to net cash flows from operating activities:
Share of results of subsidiaries and VIEs	(479,220)	(75,200)	(319,091)	(525,722)
Depreciation and amortization	2,597	408	2,675	2,020
Impairment of short-term investment		0	67,169
Changes in operating assets and liabilities:
Amount due from/to related parties				(4,938)
Amounts due from subsidiaries and VIEs	(5,994)	(941)	(35,702)	(44,695)
Prepaid expenses and other current assets	18	3	(2,413)	(3,137)
Accrued expenses and other current liabilities	(1,804)	(283)	(3,548)	5,933
Net cash (used in) provided by operating activities	(12,317)	(1,932)	(38,027)	(42,792)
Cash flows from investing activities
Loans to related parties				(119,924)
Purchase of short-term investment				(71,477)
Cash collected from loan to related parties			37,372
Net cash (used in) provided by investing activities			37,372	(191,401)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares				255,928
Proceeds from exercise of options	3,296	517	6,982
Net cash provided by financing activities	3,296	517	6,982	255,928
Effect of foreign exchange rate changes on cash and cash equivalents	(4,331)	(680)	(12,337)	5,488
Net change in cash, cash equivalents and restricted cash	(13,352)	(2,095)	(6,010)	27,223
Cash, cash equivalents and restricted cash at beginning of the year	21,213	3,329	27,223
Cash, cash equivalents and restricted cash at end of the year	¥ 7,861	$ 1,234	¥ 21,213	¥ 27,223